Document and Entity Information	9 Months Ended
Feb. 28, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb. 28, 2015
Trading Symbol	CYDY
Entity Registrant Name	CYTODYN INC
Entity Central Index Key	0001175680
Entity Filer Category	Smaller Reporting Company